Securitizations and Variable Interest Entities- Incremental Assets and Liabilities of Variable Interest Entities Included in Consolidated Financial Statements (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014 investment		Dec. 31, 2013
Variable Interest Entity [Line Items]
Number of securitizations assessed for consolidation (investments)	2
Variable Interest Entity, Primary Beneficiary, Voting Interest Entity | Investment Management funds
Variable Interest Entity [Line Items]
VIE classification of carrying amount, assets	855		$ 920
VIE classification of carrying amount, liabilities	148		208
Noncontrolling interest in VIE	544		576
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Available-for-sale	414		487
Trading assets	8,678		10,397
Other assets	604		875
Subtotal assets of consolidated investment management funds, at fair value	9,696		11,759
Trading liabilities	7,660		10,085
Other liabilities	372		484
Subtotal liabilities of consolidated investment management funds, at fair value	8,032		10,569
Nonredeemable noncontrolling interests of consolidated investment management funds	1,033		783
Variable Interest Entity, Primary Beneficiary | Investment Management funds
Variable Interest Entity [Line Items]
Available-for-sale	0		0
Trading assets	8,678		10,397
Other assets	604		875
Subtotal assets of consolidated investment management funds, at fair value	9,282	[1]	11,272	[2]
Trading liabilities	7,660		10,085
Other liabilities	9		46
Subtotal liabilities of consolidated investment management funds, at fair value	7,669	[1]	10,131	[2]
Nonredeemable noncontrolling interests of consolidated investment management funds	1,033	[1]	783	[2]
Variable Interest Entity, Primary Beneficiary | Securitizations
Variable Interest Entity [Line Items]
Available-for-sale	414		487
Trading assets	0		0
Other assets	0		0
Subtotal assets of consolidated investment management funds, at fair value	414		487
Trading liabilities	0		0
Other liabilities	363		438
Subtotal liabilities of consolidated investment management funds, at fair value	363		438
Nonredeemable noncontrolling interests of consolidated investment management funds	0		$ 0

[1]	Includes voting interest entities with assets of $855 million, liabilities of $148 million and nonredeemable noncontrolling interests of $544 million.
[2]	Includes voting interest entities with assets of $920 million, liabilities of $208 million and nonredeemable noncontrolling interests of $576 million.